Mar. 25, 2021
(Emerging Markets Fund) | (Emerging Markets Fund - Classes A, C, I and R6)
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Sold
Not Sold
(Emerging Markets Fund) | (Emerging Markets Fund - Classes R4 and R5)
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
(Emerging Markets Fund) | (Emerging Markets Fund -- Class NAV)
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
(International Small Company Fund) | (International Small Company Fund - Classes A, C, I and R6)
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Sold
Not Sold
(International Small Company Fund) | (International Small Company Fund - Classes R2, R4 and R5)
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
(International Small Company Fund) | (International Small Company Fund - Class NAV)
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Classes A, I, R2, R4 and R5)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Aggressive Index”) comprises 44.1% of the S&P 500 Index, 16.2% of the MSCI ACWI ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index, and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class R6)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Aggressive Index”) comprises 44.1% of the S&P 500 Index, 16.2% of the MSCI ACWI ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index, and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio - Class 1)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Aggressive Index”) comprises 44.1% of the S&P 500 Index, 16.2% of the MSCI ACWI ex-USA Index, 18.9% of the Russell 2500 Index, 10.8% of the MSCI Emerging Markets Index, 5.0% of the John Hancock Real Asset Blended Index, 0.5% of the ICE BofA U.S. High Yield Index, 0.5% of the JPMorgan EMBI Global Index, and 4.0% of the ICE BofA Long U.S. STRIPS Index, and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Aggressive Portfolio) | (Multi-Index Lifestyle Aggressive Portfolio)

The fund operates as a fund of funds and, except as otherwise described below, normally invests approximately 95% of its assets in underlying funds that invest primarily in equity securities and 5% of its assets in underlying funds that invest primarily in fixed-income securities. Underlying funds may be affiliated or unaffiliated and may include exchange-traded funds (ETFs).

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities are permitted to increase up to 5% and decrease up to 10% and underlying funds that invest primarily in fixed-income securities are permitted to increase up to 10% and decrease up to 5%. Thus, based on its target percentage allocation of approximately 95% of assets in equity underlying funds and 5% of its assets in fixed-income underlying funds, the fund may have an equity/fixed-income underlying fund allocation ranging between 100%/0 and 85%/15%. Although variations beyond the 10% range are generally not permitted, the manager may determine, in light of market or economic conditions, that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal. There is no limit on the range of maturities and credit quality of securities in which the fund and underlying funds may invest. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment-grade and below-investment-grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic, and international securities.

The fund may invest in various passively managed underlying funds (commonly known as index funds) that, as a group, hold a wide range of equity-type securities.

The fund may also invest in various actively managed underlying funds. The fund is not designed to track an index or group of indexes. Equity-type securities include small-, mid-, and large-capitalization stocks, domestic and foreign securities (including emerging-market securities), and sector holdings. Each of the underlying funds has its own investment strategy that, for example, may focus on growth stocks, value stocks, or a combination of growth and income stocks. Underlying funds may invest in derivatives such as options on securities and futures contracts.

The fund may also invest in derivatives such as credit default swaps, options on equity index futures, interest-rate swaps, and foreign currency forward contracts, as well as in exchange-traded notes (ETNs). The fund may also purchase futures contracts for cash management purposes and to gain investment exposure pending investments.). The fund is also authorized to use various other investment strategies such as investing directly in fixed-income and equity securities, including U.S. government securities, mortgage-backed and asset-backed securities, closed-end funds, and partnerships. The fund may also short-sell securities.

The investment performance of each fund will reflect both its managers’ allocation decisions with respect to the underlying funds and the investment decisions made by the underlying funds’ managers.

(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Classes A, I, R2, R4 and R5)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Growth Index”) comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI ACWI ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI Global Index, 1.5% of the S&P/LSTA Leveraged Loan Index, 9.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 2.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class R6)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Growth Index”) comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI ACWI ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0%
Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Growth Portfolio) | (Multi-Index Lifestyle Growth Portfolio - Class 1)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Growth Index”) comprises 37.2% of the S&P 500 Index, 13.7% of the MSCI ACWI ex-USA Index, 16.0% of the Russell 2500 Index, 9.1% of the MSCI Emerging Markets Index, 4.0% of the John Hancock Real Asset Blended Index, 1.5% of the ICE BofA U.S. High Yield Index, 1.5% of the JPMorgan EMBI
Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Classes A, I, R2, R4 and R5)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Balanced Index”) comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI ACWI ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class R6)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Balanced Index”) comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI ACWI ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Balanced Portfolio) | (Multi-Index Lifestyle Balanced Portfolio - Class 1)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Balanced Index”) comprises 27.9% of the S&P 500 Index, 10.3% of the MSCI ACWI ex-USA Index, 12.0% of the Russell 2500 Index, 6.8% of the MSCI Emerging Markets Index, 3.0% of the John Hancock Real Asset Blended Index, 3.0% of the ICE BofA U.S. High Yield Index, 3.0% of the JPMorgan EMBI Global Index, 3.0% of the S&P/LSTA Leveraged Loan Index, 21.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, 6.0% of the ICE BofA Long U.S. STRIPS Index, and 4.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Classes A, I, R2, R4 and R5)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Moderate Index”) comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI ACWI ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. -7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class R6)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Moderate Index”) comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI ACWI ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Moderate Portfolio) | (Multi-Index Lifestyle Moderate Portfolio - Class 1)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Moderate Index”) comprises 18.6% of the S&P 500 Index, 6.8% of the MSCI ACWI ex-USA Index, 8.0% of the Russell 2500 Index, 4.6% of the MSCI Emerging Markets Index, 2.0% of the John Hancock Real Asset Blended Index, 4.5% of the ICE BofA U.S. High Yield Index, 4.5% of the JPMorgan EMBI Global Index, 4.5% of the S&P/LSTA Leveraged Loan Index, 36.5% of the Bloomberg Barclays U.S. Aggregate Bond Index, 4.0% of the ICE BofA Long U.S. STRIPS Index, and 6.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Classes A, I, R2, R4 and R5)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Conservative Index”) comprises 9.8% of the S&P 500 Index, 3.6% of the MSCI ACWI ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 10.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291 (Class A), Monday to Thursday, 8:00 A.M. - 7:00 P.M., and Friday, 8:00 A.M. - 6:00 P.M., Eastern time, or 888-972-8696 (Class I, Class R2, Class R4, and Class R5) between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class R6)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Conservative Index”) comprises 9.8% of the S&P 500 Index, 3.6% of the MSCI ACWI ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 10.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Average annual total returns (%)—as of 12/31/19
(Multi-Index Lifestyle Conservative Portfolio) | (Multi-Index Lifestyle Conservative Portfolio - Class 1)
The following information illustrates the variability of the fund’s returns and provides some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund’s custom blended benchmark (the “John Hancock Lifestyle Conservative Index”) comprises 9.8% of the S&P 500 Index, 3.6% of the MSCI ACWI ex-USA Index, 4.2% of the Russell 2500 Index, 2.4% of the MSCI Emerging Markets Index, 6.0% of the ICE BofA U.S. High Yield Index, 6.0% of the JPMorgan EMBI Global Index, 6.0% of the S&P/LSTA Leveraged Loan Index, 52.0% of the Bloomberg Barclays U.S. Aggregate Bond Index, and 10.0% of the Bloomberg Barclays 1-5 Year TIPS Index and shows how the fund’s performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days.
Average annual total returns (%)—as of 12/31/19